Revenue - Summary of changes in contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities Beginning balance	$ 22,331	$ 30,637	$ 20,716
Additions to contract liabilities during the period	9,728	26,398	17,790
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(7,084)	(29,743)	(2,111)
Amounts added to contract liabilities during the period	(1,210)	(4,961)	(5,758)
Contract liabilities Ending balance	$ 23,765	$ 22,331	$ 30,637